Investment Objectives and Goals	Dec. 31, 2023
Bond Plus Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Bond Plus Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
Large-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Large-Cap Plus Bond Alpha Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
QQQ Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	QQQ® Plus Bond Alpha Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
Small-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small-Cap Plus Bond Alpha Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
International Equity Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Equity Plus Bond Alpha Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks capital appreciation.